Equity (Stock-based Compensation Plans) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2016
Vesting period	4 years
Weighted average remaining contractual life	3 years 4 months 24 days
Total intrinsic value of options exercised	$ 4.6	$ 55.6	$ 160.1
Unvested number of shares	1,385,030
Unrecognized compensation cost	$ 26.6
Weighted average period over which unrecognized compensation cost will be recognized	3 years
2012 Plan [Member]
Expected option term	10 years
Equity Incentive Plan, shares authorized	2,700,000
2012 Plan [Member] | Subsequent event [Member]
Increase of shares reserved				500,000
Restricted Stock [Member]
Value of equity classified RSUs vested	$ 2.8
Unrecognized compensation cost	$ 29.0
Weighted average period over which unrecognized compensation cost will be recognized	2 years 8 months 12 days
Employee Stock Option [Member]
Expected option term	6 years
Employee Stock Option [Member] | 2012 Plan [Member]
Vesting period	4 years
Minimum [Member] | Employee Stock Option [Member]
Expected option term		4 years 2 months 12 days	5 years 1 month 6 days
Maximum [Member] | Employee Stock Option [Member]
Expected option term		6 years 6 months	5 years 2 months 12 days